Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities
7.	Fair Value of Assets and Liabilities
Recurring
The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

				Balance at
	Level 1	Level 2	Level 3	Fair Value
December 31, 2021	RMB	RMB	RMB	RMB
Assets
Available-for-sale investments	—	609,058	—	609,058

Total Assets	—	609,058	—	609,058

				Balance at
	Level 1	Level 2	Level 3	Fair Value
December 31, 2022	RMB	RMB	RMB	RMB
Assets
Available-for-sale investments	—	1,006,783	—	1,006,783

Total Assets	—	1,006,783	—	1,006,783

The Group calculated the estimated fair value of its
available-for-sale
investments as of December 31, 2021 and 2022 using alternative pricing sources and models with market observable inputs. Accordingly, the Group classifies the fair value measurement calculated using valuation techniques that use these inputs as Level 2 measurement.
The following table presents a rollforward of the fair value of the level 3 liabilities recorded at fair value as of
December 31, 2021.

The liabilities represent the repurchase right held by the Group (see Note 2(r)). The repurchase right was terminated upon the initial public offering, and was reclassified from liability to equity.

Share-based
compensation
liabilities
Balance as of December 31, 2020	58,213
Changes in estimated fair value	74,178
Addition in share-based compensation liabilities	4,762
Foreign currency translation adjustment	(1,081)
Reclassification of share-based compensation liabilities to equity	(136,072)

Balance as of December 31, 2021	—

Non-recurring
Certain assets, such as prepayment, intangible asset, long-term investment are measured at fair value only if they were determined to be impaired. The fair values were measured under income approach, based on the Company’s best estimation. Significant inputs (level 3) used in the income approach primarily included future estimated cash flows and discount rate.